Assets and Disposal Groups Held for Sale - Narrative (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥)	Mar. 31, 2021 JPY (¥) site	Mar. 31, 2020 JPY (¥)	Sep. 30, 2020 JPY (¥)
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on divestment of business and subsidiaries	¥ 5,602	¥ 228,923	¥ 2,553
Change in estimate of liabilities related to SHP647	0	60,179	0
Proceeds from sales of business, net of cash and cash equivalents divested	28,196	530,388	461,546
Right-of-use assets	407,938	386,780	¥ 347,018
Lease liabilities	¥ 465,238	¥ 436,412
Number of manufacturing sites divested | site		2
Impairment loss on assets held for sale		¥ 5,824
Shonan Health Innovation Park
Disclosure of analysis of single amount of discontinued operations [line items]
Right-of-use assets				¥ 75,131
Lease liabilities				¥ 63,859
Held for sale | Takeda Consumer Healthcare Company Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale		¥ 234,105